Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Price per unit (in Dollars per share)	$ 11.5	$ 11.5
Aggregate amount of private placement	$ 6.0	$ 6.0
Generating gross proceeds		$ 6.0
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase of shares (in Shares)	450,000	450,000
Price per share (in Dollars per share)	$ 10	$ 10
Total purchase price	$ 4.5	$ 4.5
Private placement warrants, shares (in Shares)	1,500,000	1,500,000
Price per unit (in Dollars per share)	$ 1	$ 1
Aggregate price	$ 1.5	$ 1.5